Promissory Note Receivable (Details Narrative) - USD ($) $ in Thousands		12 Months Ended
	Feb. 12, 2018	Dec. 31, 2017	Dec. 31, 2016	Jul. 15, 2015	Sep. 30, 2014	Jul. 31, 2014
Disclosure of disaggregation of revenue from contracts with customers [line items]
Promissory note						$ 200
Interest rate				14.00%		12.00%
Repayment of loan		$ 220
Funds from the bankruptcy			$ 10
Future advance promissory notes					$ 20
Forbearance Agreement [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Repayment of loan	$ 220